UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 98.5%‡
CHINA — 98.5%
Consumer Discretionary — 10.6%
Alpha Group, Cl A	2,368	$10,675
Beijing Gehua CATV Network, Cl A	5,000	11,447
Beiqi Foton Motor, Cl A (A)(B)	20,600	17,178
BYD, Cl A *	2,352	21,599
China International Travel Service, Cl A	2,270	15,027
China South Publishing & Media Group, Cl A	5,000	13,630
Chongqing Changan Automobile, Cl A	7,600	15,638
CITIC Guoan Information Industry, Cl A	4,400	14,113
Huayu Automotive Systems, Cl A	9,200	19,401
Hunan TV & Broadcast Intermediary, Cl A	3,726	9,271
Kingnet Network, Cl A *	2,900	19,241
Leo Group, Cl A	3,400	8,746
Liaoning Cheng Da, Cl A *	4,600	10,781
Midea Group, Cl A	10,350	36,953
Qingdao Haier, Cl A	15,700	20,985
SAIC Motor, Cl A	11,800	36,038
Shanghai Oriental Pearl Media, Cl A *	5,100	18,631
Shenzhen Overseas Chinese Town, Cl A	21,200	20,423
Suning Commerce Group, Cl A	12,900	21,087
TCL, Cl A	27,000	13,371
Visual China Group, Cl A *	2,700	9,611
Wanda Cinema Line, Cl A	700	8,419
Wanxiang Qianchao, Cl A	4,700	11,036
Wuchan Zhongda Group, Cl A	13,910	19,597
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A (A)(B)	3,600	10,306
Zhejiang Daily Media Group, Cl A	7,100	16,073
Zhejiang Wanfeng Auto Wheel, Cl A	4,800	12,420
		441,697
Consumer Staples — 6.2%
Beijing Dabeinong Technology Group, Cl A	15,000	18,198
Henan Shuanghui Investment & Development, Cl A	900	2,829
Inner Mongolia Yili Industrial Group, Cl A	10,500	26,346
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,400	25,981
Kweichow Moutai, Cl A	1,900	83,486
Muyuan Foodstuff, Cl A	1,900	14,451
New Hope Liuhe, Cl A	12,000	15,028
Tsingtao Brewery, Cl A	5,300	23,191
Wuliangye Yibin, Cl A *	6,500	31,827

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yonghui Superstores, Cl A	24,400	$15,168
		256,505
Energy — 2.5%
China Merchants Energy Shipping, Cl A	15,000	10,567
China Petroleum & Chemical, Cl A	53,000	37,654
Jizhong Energy Resources, Cl A	19,800	15,855
Offshore Oil Engineering, Cl A	14,800	15,394
PetroChina, Cl A	10,400	11,318
Wintime Energy, Cl A	22,270	13,207
		103,995
Financials — 34.6%
Agricultural Bank of China, Cl A	125,800	60,594
Anxin Trust, Cl A	9,200	23,361
Avic Capital, Cl A	20,800	18,409
Bank of Beijing, Cl A	19,280	30,094
Bank of China, Cl A	54,300	26,236
Bank of Communications, Cl A *	62,400	52,880
Changjiang Securities, Cl A	11,100	19,381
China Everbright Bank, Cl A *	64,600	36,561
China Fortune Land Development, Cl A	4,600	16,881
China Merchants Bank, Cl A	30,900	81,394
China Merchants Securities, Cl A	11,600	28,810
China Merchants Shekou Industrial Zone, Cl A	10,482	22,483
China Minsheng Banking, Cl A	45,100	60,621
China Pacific Insurance Group, Cl A	9,600	39,073
China Vanke, Cl A (A)(B)	20,900	69,178
CITIC Securities, Cl A	15,800	38,599
Dongxing Securities, Cl A	2,700	9,932
Everbright Securities, Cl A	7,500	19,124
Financial Street Holdings, Cl A	9,400	13,753
Founder Securities, Cl A *	19,200	22,137
Gemdale, Cl A	9,600	14,970
Geo-Jade Petroleum, Cl A *(A)(B)	6,020	7,666
GF Securities, Cl A *	12,000	30,273
Guosen Securities, Cl A	6,600	17,137
Guotai Junan Securities, Cl A	8,100	21,690
Guoyuan Securities, Cl A *(A)(B)	5,700	14,337
Haitong Securities, Cl A	13,100	30,405
Huatai Securities, Cl A *	9,900	28,194
Huaxia Bank, Cl A	4,800	7,145
Industrial & Commercial Bank of China, Cl A	86,600	57,876

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial Bank, Cl A	28,400	$65,148
Industrial Securities, Cl A	14,100	15,684
Orient Securities, Cl A	5,600	14,169
Ping An Bank, Cl A	26,880	35,200
Ping An Insurance Group of China, Cl A	16,000	77,163
Poly Real Estate Group, Cl A	18,000	23,382
RiseSun Real Estate Development, Cl A	13,100	13,251
SDIC Essence Holdings, Cl A *	8,200	21,995
Shanghai Jinqiao Export Processing Zone Development, Cl A	1,200	4,512
Shanghai Pudong Development Bank, Cl A	31,570	73,988
Shanghai SMI Holding, Cl A (A)(B)	5,275	11,807
Shanghai Zhangjiang High-Tech Park Development, Cl A	3,900	10,613
Shanxi Securities, Cl A	9,700	24,178
Shenwan Hongyuan Group, Cl A *	19,600	24,811
Shenzhen World Union Properties Consultancy, Cl A	9,800	11,491
Sinolink Securities, Cl A	9,700	19,681
Southwest Securities, Cl A	12,800	13,988
Suning Universal, Cl A (A)(B)	8,600	15,365
Western Securities, Cl A	4,700	18,295
Zhejiang China Commodities City Group, Cl A	13,400	12,465
Zhongtian Urban Development Group, Cl A	10,200	9,565
		1,435,945
Health Care — 6.1%
Beijing Tongrentang, Cl A	2,600	11,658
China National Accord Medicines, Cl A	800	7,839
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,000	21,874
Guizhou Bailing Group Pharmaceutical, Cl A	4,600	11,909
Hengkang Medical Group, Cl A *	14,750	24,533
Jiangsu Hengrui Medicine, Cl A	4,440	26,806
Kangmei Pharmaceutical, Cl A	8,400	19,206
Searainbow Holding, Cl A *	800	4,842
Shanghai RAAS Blood Products, Cl A	3,700	20,985
Shenzhen Salubris Pharmaceuticals, Cl A	6,000	24,565
Sichuan Kelun Pharmaceutical, Cl A	8,100	18,788
Tasly Pharmaceutical Group, Cl A	4,000	21,531
Tonghua Dongbao Pharmaceutical, Cl A	4,800	14,949
Yunnan Baiyao Group, Cl A	2,400	23,228
		252,713
Industrials — 16.6%
AVIC Aero-Engine Controls, Cl A	2,700	10,729
AVIC Aircraft, Cl A	5,200	15,412

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Avic Aviation Engine, Cl A	3,500	$18,254
Avic Aviation High-Technology, Cl A *	8,900	18,996
Beijing Orient Landscape & Ecology, Cl A *	3,100	11,161
China COSCO Holdings, Cl A *	14,800	11,317
China CSSC Holdings, Cl A	4,400	14,743
China Eastern Airlines, Cl A *	16,100	16,019
China First Heavy Industries, Cl A	14,700	11,528
China Railway Construction, Cl A *	15,800	23,687
China Railway Group, Cl A *	28,300	29,690
China Shipbuilding Industry, Cl A	28,200	26,869
China Shipping Container Lines, Cl A *	17,900	10,669
China Southern Airlines, Cl A	13,500	14,346
China Spacesat, Cl A	2,400	12,138
China State Construction Engineering, Cl A	46,700	37,396
China XD Electric, Cl A	18,600	14,194
CRRC, Cl A	24,200	33,403
CSSC Offshore and Marine Engineering Group, Cl A *	3,900	14,887
Daqin Railway, Cl A	7,400	7,173
Eternal Asia Supply Chain Management, Cl A	3,800	8,191
Galaxy Biomedical Investment, Cl A *(A)(B)	2,800	7,376
Guangshen Railway, Cl A	29,800	17,539
Guoxuan High-Tech, Cl A	2,100	12,476
Hainan Airlines, Cl A *	31,800	15,173
Hefei Meiya Optoelectronic Technology, Cl A	3,000	10,404
Jihua Group, Cl A	8,200	9,430
Luxshare Precision Industry, Cl A	5,550	16,415
Metallurgical Corp of China, Cl A	23,700	13,164
NARI Technology, Cl A	6,500	13,081
Power Construction Corp of China, Cl A *	23,100	19,854
Rizhao Port, Cl A	40,700	24,811
Sany Heavy Industry, Cl A *	22,000	16,623
Shanghai Electric Group, Cl A	10,900	12,404
Sinovel Wind Group, Cl A *	26,000	10,880
Spring Airlines, Cl A	1,100	7,938
Suzhou Gold Mantis Construction Decoration, Cl A	9,300	14,026
Taihai Manoir Nuclear Equipment, Cl A *	1,500	12,036
Tianjin Port, Cl A	18,900	24,722
Xiamen C & D, Cl A *	24,500	44,253
Xinjiang Goldwind Science & Technology, Cl A	4,400	10,020
Zhengzhou Yutong Bus, Cl A	5,638	16,803
		690,230

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.2%
Addsino, Cl A (A)(B)	4,000	$9,356
Aisino, Cl A	4,800	17,196
Beijing Shiji Information Technology, Cl A	2,700	10,721
Beijing Xinwei Telecom Technology Group, Cl A *	6,800	18,260
BOE Technology Group, Cl A	60,700	21,106
Chengdu Santai Holding Group, Cl A *	3,600	10,268
China Security & Fire, Cl A (A)(B)	7,500	22,285
DHC Software, Cl A *(A)(B)	8,800	29,922
Dongxu Optoelectronic Technology, Cl A	13,000	16,809
GoerTek, Cl A	3,200	13,814
Guangzhou Haige Communications Group, Cl A (A)(B)	7,800	13,772
Hangzhou Hikvision Digital Technology, Cl A	10,200	32,948
Hangzhou Liaison Interactive Information Technology, Cl A (A)(B)	3,500	10,858
Hundsun Technologies, Cl A	1,500	15,075
Iflytek, Cl A	2,600	12,856
Jiangsu Protruly Vision Technology Group, Cl A *	5,700	12,801
Sanan Optoelectronics, Cl A *	5,653	16,993
Shenzhen Kingdom Sci-Tech, Cl A	2,300	12,446
Tianjin Zhonghuan Semiconductor, Cl A *(A)(B)	9,600	12,528
Tsinghua Tongfang, Cl A	8,400	18,915
Venustech Group, Cl A	2,400	9,331
Yonyou Network Technology, Cl A	3,900	11,494
Zhejiang Dahua Technology, Cl A	8,250	16,267
ZTE, Cl A	7,040	15,196
		381,217
Materials — 7.4%
Aluminum Corp of China, Cl A *	28,500	16,173
Anhui Conch Cement, Cl A	12,000	26,263
China Northern Rare Earth Group High-Tech, Cl A	11,200	22,438
Hubei Biocause Pharmaceutical, Cl A	13,200	15,358
Inner Mongolia BaoTou Steel Union, Cl A *	59,700	25,700
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	13,400	15,067
Jiangxi Copper, Cl A	10,200	20,696
Kangde Xin Composite Material Group, Cl A	6,795	17,490
Kingenta Ecological Engineering Group, Cl A	10,600	12,844
Luxin Venture Capital Group, Cl A	3,000	9,758
Pangang Group Vanadium Titanium & Resources, Cl A (A)(B)	36,100	13,802
Shandong Gold Mining, Cl A	3,700	21,670
Shanxi Taigang Stainless Steel, Cl A	40,700	19,359
Sinopec Shanghai Petrochemical, Cl A *	17,200	15,793
Tianqi Lithium Industries, Cl A	2,400	15,422

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Western Mining, Cl A (A)(B)	19,400	$19,214
Zijin Mining Group, Cl A	43,800	22,218
		309,265
Telecommunication Services — 0.5%
China United Network Communications, Cl A	35,500	20,359
Utilities — 4.8%
Chengdu Xingrong Environment, Cl A	33,500	26,624
China National Nuclear Power, Cl A *	20,600	21,178
China Yangtze Power, Cl A *	23,200	43,616
GD Power Development, Cl A	46,600	20,552
Huadian Power International, Cl A	25,606	19,079
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	61,900	28,138
Shenergy, Cl A	25,400	21,945
Shenzhen Energy Group, Cl A	21,100	20,263
		201,395
TOTAL COMMON STOCK
(Cost $4,870,198)		4,093,321

TOTAL INVESTMENTS — 98.5%
(Cost $4,870,198)†		$4,093,321

Percentages are based on Net Assets of $4,154,960

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2016 was $284,950 and represents 6.9% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2016 was $284,950 and represents 6.9% of Net Assets.

Cl — Class

Schedule of Investments (unaudited)	June 30, 2016

KraneShares Bosera MSCI China A Share ETF

The following is a list of the inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$414,213	$—	$27,484	$441,697
Consumer Staples	256,505	—	—	256,505
Energy	103,995	—	—	103,995
Financials	1,317,592	—	118,353	1,435,945
Health Care	252,713	—	—	252,713
Industrials	682,854	—	7,376	690,230
Information Technology	282,496	—	98,721	381,217
Materials	276,249	—	33,016	309,265
Telecommunication Services	20,359	—	—	20,359
Utilities	201,395	—	—	201,395
Total Common Stock	3,808,371	—	284,950	4,093,321
Total Investments in Securities	$3,808,371	$—	$284,950	$4,093,321

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2016	$484,406
Accrued discounts/premiums	—
Realized gain/(loss)	(35,356)
Change in unrealized appreciation/(depreciation)	(14,463)
Purchases	—
Sales	(66,251)
Transfer into Level 3	103,637
Transfer out of Level 3	(187,023)
Ending balance as of June 30, 2016	$284,950

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(199,053)

† At June 30, 2016, the tax basis cost of the Fund’s investments was $4,870,198, and the unrealized appreciation and depreciation were $93,515 and $(870,392), respectively.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2016, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0500

Schedule of Investments (unaudited)	June 30, 2016

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — 99.1%‡
CHINA — 88.4%
Consumer Discretionary — 16.2%
China Lodging Group ADR	1,800	$65,574
China Maple Leaf Educational Systems	52,000	46,651
Goodbaby International Holdings	61,000	28,071
Huangshan Tourism Development, Cl A	13,950	33,785
Huayu Automotive Systems, Cl A	30,800	64,951
Nexteer Automotive Group	66,000	60,062
SAIC Motor, Cl A	32,000	97,730
Shanghai Jin Jiang International Hotels Group, Cl H	168,000	54,788
		451,612
Consumer Staples — 12.9%
Angel Yeast, Cl A	29,244	78,528
China Agri-Industries Holdings	217,712	71,561
Inner Mongolia Yili Industrial Group, Cl A	41,800	104,884
Want Want China Holdings	146,452	103,827
		358,800
Financials — 7.4%
China Pacific Insurance Group, Cl A *	25,500	103,787
Ping An Insurance Group of China, Cl A	21,400	103,206
		206,993
Health Care — 12.5%
China Animal Healthcare (A)(B)	4,000	5
China Biologic Products *	600	63,792
Harbin Pharmaceutical Group, Cl A	58,800	73,372
Jiangsu Hengrui Medicine, Cl A	17,125	103,391
Sinopharm Group, Cl H	22,880	108,974
		349,534
Industrials — 4.6%
Weichai Power, Cl H	59,368	60,761
Zhengzhou Yutong Bus, Cl A	22,740	67,772
		128,533
Information Technology — 28.5%
AAC Technologies Holdings	13,500	114,589
Changyou.com ADR *	1,800	36,072
ChinaCache International Holdings ADR *	4,400	28,512
Hanergy Thin Film Power Group *(A)(B)	65,064	1,342
Hollysys Automation Technologies *	1,620	28,139
Kingsoft	29,000	55,847
NetEase ADR	637	123,081
Shengyi Technology, Cl A	55,500	77,441

Schedule of Investments (unaudited)	June 30, 2016

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sohu.com *	1,467	$55,541
Sunny Optical Technology Group	24,075	84,254
Tencent Holdings	4,942	112,180
TravelSky Technology, Cl H	41,000	78,745
		795,743
Materials — 0.4%
BBMG, Cl H	35,674	10,622
China Lumena New Materials *(A)(B)	28,720	37
China Shanshui Cement Group (A)(B)	10,672	537
Tianhe Chemicals Group *(A)(B)(C)	40,000	52
		11,248
Utilities — 5.9%
Beijing Jingneng Clean Energy, Cl H	209,632	68,094
Beijing Jingneng Power, Cl A *	91,900	59,205
Yunnan Wenshan Electric Power, Cl A	25,951	38,827
		166,126
TOTAL CHINA		2,468,589
HONG KONG — 6.1%
Consumer Discretionary — 3.3%
Skyworth Digital Holdings	111,806	91,371
Information Technology — 2.8%
ASM Pacific Technology	8,400	60,039
Digital China Holdings	26,000	19,606
		79,645
TOTAL HONG KONG		171,016
SINGAPORE — 4.6%
Information Technology — 4.6%
Flextronics International *	4,800	56,640
IGG	81,000	35,081
Kulicke & Soffa Industries *	3,000	36,510
TOTAL SINGAPORE		128,231
TOTAL COMMON STOCK
(Cost $2,658,540)		2,767,836

TOTAL INVESTMENTS — 99.1%
(Cost $2,658,540)†		$2,767,836

Percentages are based on Net Assets of $2,792,356

Schedule of Investments (unaudited)	June 30, 2016

KraneShares CSI New China ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2016 was $1,973 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2016 was $1,973 and represents 0.1% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of June 30, 2016 was $52 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$451,612	$—	$—	$451,612
Consumer Staples	358,800	—	—	358,800
Financials	206,993	—	—	206,993
Health Care	349,529	—	5	349,534
Industrials	128,533	—	—	128,533
Information Technology	794,401	—	1,342	795,743
Materials	10,622	—	626	11,248
Utilities	166,126	—	—	166,126
Hong Kong	171,016	—	—	171,016
Singapore	128,231	—	—	128,231
Total Common Stock	2,765,863	—	1,973	2,767,836
Total Investments in Securities	$2,765,863	$—	$1,973	$2,767,836

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2016	$6,064
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(4,091)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of June 30, 2016	$1,973

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(343,634)

† At June 30, 2016, the tax basis cost of the Fund’s investments was $2,658,540, and the unrealized appreciation and depreciation were $219,532 and $(110,236), respectively.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0600

Schedule of Investments (unaudited)	June 30, 2016

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 98.7%
Consumer Discretionary — 27.0%
500.com ADR, Cl A *	87,637	$1,456,527
Cogobuy Group *(A)	1,181,818	1,892,018
Ctrip.com International ADR *	165,418	6,815,222
E-Commerce China Dangdang ADR, Cl A *	167,817	1,015,293
JD.com ADR *	491,516	10,434,885
Jumei International Holding ADR *	268,704	1,109,747
Qunar Cayman Islands ADR *	161,202	4,802,207
TAL Education Group ADR *	88,660	5,502,240
Tuniu ADR *	165,014	1,391,068
Vipshop Holdings ADR *	496,438	5,545,212
		39,964,419
Industrials — 1.2%
51job ADR *	58,638	1,718,680
Information Technology — 70.5%
21Vianet Group ADR *	152,104	1,552,982
58.com ADR *	128,872	5,913,936
Alibaba Group Holding ADR *	180,079	14,321,683
Autohome ADR *	137,363	2,762,370
Baidu ADR *	73,087	12,070,318
Baozun ADR *	86,668	562,475
Bitauto Holdings ADR *	82,624	2,227,543
Changyou.com ADR *	37,266	746,810
Cheetah Mobile ADR *	158,120	1,502,140
ChinaCache International Holdings ADR *	85,700	555,336
HC International *	1,799,400	1,148,116
Kingsoft	2,275,000	4,381,119
Momo ADR *	195,756	1,979,093
NetEase ADR	53,585	10,353,694
NQ Mobile ADR, Cl A *	212,664	786,857
Qihoo 360 Technology ADR *	85,048	6,212,756
SINA *	134,282	6,965,207
Sohu.com *	74,639	2,825,833
SouFun Holdings ADR *	766,510	3,855,545
Tencent Holdings	714,700	16,223,187
Tian Ge Interactive Holdings (A)	2,299,000	1,466,889
Weibo ADR *	106,453	3,024,330
YY ADR *	81,177	2,749,465
		104,187,684
TOTAL CHINA		145,870,783

Schedule of Investments (unaudited)	June 30, 2016

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.1%
Information Technology — 1.1%
NetDragon Websoft Holdings	534,752	$1,661,202
TOTAL COMMON STOCK
(Cost $173,016,473)		147,531,985

TOTAL INVESTMENTS — 99.8%
(Cost $173,016,473)†		$147,531,985

Percentages are based on Net Assets of $147,842,624

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of June 30, 2016 was $3,358,907 and represents 2.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At June 30, 2016, the tax basis cost of the Fund’s investments was $173,016,473, and the unrealized appreciation and depreciation were $5,665,461 and $(31,149,949), respectively.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended , there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0600

Schedule of Investments (unaudited)	June 30, 2016

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 92.1%
CHINA—92.1%
Consumer Discretionary — 5.0%
Beijing Automobile
2.850%, 10/29/2016	5,000,000	$751,880

Consumer Staples — 4.0%
Guizhou Expressway Group
2.890%, 02/24/2017	4,000,000	600,114

Energy — 7.0%
China National Nuclear
2.960%, 09/06/2016	2,000,000	301,043
Jinneng Group
3.540%, 07/31/2016	5,000,000	751,611
		1,052,654
Financials — 21.0%
Chongqing Yufu Asset Management Group Ltd.
3.200%, 11/04/2016	3,000,000	451,836
Qinghai State-owned Assets Investment Management Ltd.
3.700%, 04/21/2017	3,000,000	452,609
Shenzhen Special Economic Zone Construction & Development Group Ltd.
3.030%, 01/31/2017	3,000,000	451,578
Wenzhou City Construction Investment Group Ltd.
3.050%, 03/31/2017	10,000,000	1,501,630
Wuxi Guolian Development Group
3.470%, 08/12/2016	2,000,000	301,146
		3,158,799
Industrials — 19.0%
AVIC International Holding
2.990%, 02/06/2017	3,000,000	451,583
Capital Airports Holding
2.980%, 01/30/2017	3,000,000	451,319
China Shipping Group
3.050%, 11/02/2016	3,000,000	451,449
Hangzhou Municipal Construction and Development Ltd.
3.000%, 12/25/2016	4,000,000	601,397
Henan Zhongyuan Expressway Ltd.
3.190%, 02/12/2017	3,000,000	451,200
Shanghai Urban Construction Group
3.230%, 08/05/2016	3,000,000	451,643
		2,858,591
Materials — 15.0%
Baoshan Iron & Steel
3.180%, 10/26/2016	5,000,000	752,270

Schedule of Investments (unaudited)	June 30, 2016

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)/Shares	Value
COMMERCIAL PAPER — continued
Materials — continued
China National Gold Group
3.180%, 02/11/2017	3,000,000	$451,775
Shandong Iron & Steel Group
4.890%, 10/24/2016	5,000,000	750,354
Shougang Group
3.070%, 03/14/2017	2,000,000	299,304
		2,253,703
Utilities — 21.1%
GD Power Development Ltd.
2.750%, 01/06/2017	3,000,000	451,109
Guodian Shandong Electric Power
2.930%, 01/28/2017	5,000,000	751,888
Huaneng Lancang Hydro
3.340%, 08/20/2016	5,000,000	752,874
Hubei Energy Group Ltd.
2.920%, 08/16/2016	3,000,000	451,488
Shanghai Electric Power Ltd.
2.750%, 03/11/2017	5,000,000	752,639
		3,159,998
TOTAL COMMERCIAL PAPER
(Cost $14,180,324)		13,835,739

SHORT-TERM INVESTMENTS(B)(C) — 6.0%
China Universal Express Income Money Market Fund, 2.314%	357	54
E Fund Money Market Fund, 2.283% **	3,007,869	452,688
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.468%	3,008,359	452,793
Xianjinbao Real-Time Redemption Money Market Fund, 2.193%	3,224	485
TOTAL SHORT-TERM INVESTMENTS
(Cost $920,235)		906,020
TOTAL INVESTMENTS — 98.1%
(Cost $15,100,559)†		$14,741,759

Percentages are based on Net Assets of $15,028,838

(A)	In CNY unless otherwise indicated.
(B)	Class not available.
(C)	The rate shown is the 7-day effective yield as of June 30, 2016.

CNY — Chinese Yuan

Ltd. — Limited

Schedule of Investments (unaudited)	June 30, 2016

KraneShares E Fund China Commercial Paper ETF

**	Affiliated investment is a registered investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2016 are as follows:

Change in
Value of			Unrealized		Value of	Balance of
Shares as	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held
of 3/31/16	at Cost	from Sales	(Depreciation)	Gain (Loss)	6/30/16	as of 6/30/16
E Fund Money Market Fund
$885,214	$460,090	$(883,526)	$(26,387)	$17,297	$452,688	3,007,869

As of June 30, 2016, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At June 30, 2016, the tax basis cost of the Fund’s investments was $15,100,559, and the unrealized appreciation and depreciation were $1,268 and $(360,068), respectively.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0400

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 79.5%‡
BRAZIL — 4.4%
Consumer Discretionary — 0.4%
Lojas Renner	1,100	$8,161

Consumer Staples — 1.4%
Ambev	2,850	16,947
BRF	900	12,599
		29,546
Energy — 0.7%
Petroleo Brasileiro *	1,298	4,635
Ultrapar Participacoes	427	9,463
		14,098
Financials — 0.9%
BB Seguridade Participacoes	910	7,928
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	1,720	9,567
		17,495
Information Technology — 0.3%
Cielo	676	7,121

Materials — 0.5%
Vale	2,000	10,113

Telecommunication Services — 0.2%
TIM Participacoes	2,193	4,621

TOTAL BRAZIL		91,155
CHILE — 1.1%
Energy — 0.2%
Empresas COPEC	456	3,995

Financials — 0.1%
Banco Santander Chile	56,610	2,735

Utilities — 0.8%
Empresa Nacional de Electricidad	9,353	8,646
Enersis Americas	45,128	7,732
		16,378
TOTAL CHILE		23,108

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 20.3%
Consumer Discretionary — 1.4%
BYD, Cl H *	3,475	$20,806
Ctrip.com International ADR *	188	7,746
Shanghai Jinjiang International Hotels Development	200	510
		29,062
Consumer Staples — 0.2%
Hengan International Group	560	4,670

Energy — 2.0%
China Petroleum & Chemical, Cl H	16,500	11,910
China Shenhua Energy, Cl H	4,701	8,641
CNOOC	9,826	12,185
PetroChina, Cl H	11,984	8,172
		40,908
Financials — 6.4%
Agricultural Bank of China, Cl H	26,397	9,629
Bank of China, Cl H	48,396	19,276
China CITIC Bank, Cl H	21,858	13,271
China Construction Bank, Cl H	57,296	37,814
China Life Insurance, Cl H	7,483	16,031
China Overseas Land & Investment	2,839	8,966
China Resources Land	2,214	5,165
New China Life Insurance, Cl H	1,445	5,131
PICC Property & Casualty, Cl H	2,340	3,656
Ping An Insurance Group of China, Cl H	3,000	13,206
		132,145
Health Care — 0.2%
China Medical System Holdings	3,340	5,080

Industrials — 1.6%
Anhui Expressway, Cl H	15,512	12,237
China Communications Construction, Cl H	14,690	15,716
CITIC	3,780	5,496
		33,449
Information Technology — 6.4%
Alibaba Group Holding ADR *	378	30,062
Baidu ADR *	173	28,571
Hanergy Thin Film Power Group *(A)(B)	4,364	90

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetEase ADR	78	$15,071
Tencent Holdings	2,558	58,065
		131,859
Telecommunication Services — 1.6%
China Mobile	2,972	33,961

Utilities — 0.5%
ENN Energy Holdings	882	4,337
Huaneng Power International, Cl H	9,077	5,593
		9,930
TOTAL CHINA		421,064
COLOMBIA — 1.4%
Energy — 0.3%
Ecopetrol	14,710	7,054

Financials — 0.6%
Bancolombia	507	4,134
Financiera Colombiana	191	2,500
Grupo de Inversiones Suramericana	377	4,964
		11,598
Materials — 0.5%
Cementos Argos	1,089	4,462
Grupo Argos	940	5,978
		10,440
TOTAL COLOMBIA		29,092
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	4,853

Utilities — 0.4%
CEZ	461	7,836

TOTAL CZECH REPUBLIC		12,689
EGYPT — 2.2%
Financials — 1.6%
Commercial International Bank Egypt SAE	4,326	19,404
Egyptian Financial Group-Hermes Holding *	6,108	7,339

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Talaat Moustafa Group	11,045	$6,070
		32,813
Industrials — 0.3%
ElSewedy Electric	1,111	5,376

Telecommunication Services — 0.3%
Global Telecom Holding SAE *	19,879	7,141

TOTAL EGYPT		45,330
HONG KONG — 1.0%
Consumer Discretionary — 0.2%
Haier Electronics Group	2,056	3,138

Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman *	112	186

Financials — 0.8%
China Cinda Asset Management, Cl H	13,504	4,543
Industrial & Commercial Bank of China, Cl H	19,441	10,751
People's Insurance Group of China, Cl H	6,452	2,470
		17,764
TOTAL HONG KONG		21,088
HUNGARY — 0.2%
Financials — 0.2%
OTP Bank	210	4,693

TOTAL HUNGARY		4,693
INDIA — 15.2%
Consumer Discretionary — 1.5%
Tata Motors ADR	900	31,203

Financials — 7.1%
HDFC Bank ADR	1,500	99,525
ICICI Bank ADR	6,517	46,792
		146,317
Health Care — 1.3%
Dr Reddy's Laboratories ADR	512	26,230

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.6%
Infosys ADR	4,045	$72,203
Wipro ADR	1,962	24,250
		96,453
Materials — 0.7%
Vedanta ADR	1,908	15,016

TOTAL INDIA		315,219
INDONESIA — 5.9%
Consumer Discretionary — 1.0%
Astra International	38,102	21,340

Consumer Staples — 0.8%
Indofood Sukses Makmur	12,428	6,819
Unilever Indonesia	2,784	9,498
		16,317
Financials — 2.3%
Bank Central Asia	12,820	12,929
Bank Mandiri Persero	12,722	9,171
Bank Negara Indonesia Persero	20,176	7,941
Bank Rakyat Indonesia Persero	20,841	17,036
		47,077
Industrials — 0.4%
United Tractors	7,104	7,958

Materials — 0.4%
Semen Indonesia Persero	12,163	8,607

Telecommunication Services — 1.0%
Telekomunikasi Indonesia Persero	67,448	20,317

TOTAL INDONESIA		121,616
MALAYSIA — 1.6%
Consumer Discretionary — 0.2%
Genting	1,603	3,261

Industrials — 0.4%
Gamuda	7,674	9,251

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Petronas Chemicals Group	4,820	$7,903

Utilities — 0.6%
Petronas Gas	1,305	7,121
Tenaga Nasional	1,817	6,355
		13,476
TOTAL MALAYSIA		33,891
MEXICO — 4.7%
Consumer Discretionary — 0.5%
Grupo Televisa	1,774	9,166

Consumer Staples — 1.2%
Fomento Economico Mexicano	1,336	12,258
Grupo Bimbo, Ser A	1,430	4,444
Wal-Mart de Mexico	3,372	8,038
		24,740
Financials — 1.1%
Fibra Uno Administracion	3,433	7,248
Gentera	4,178	7,416
Grupo Financiero Banorte, Cl O	1,536	8,507
		23,171
Industrials — 0.5%
Grupo Aeroportuario del Sureste, Cl B	374	5,906
Promotora y Operadora de Infraestructura	412	5,025
		10,931
Materials — 0.8%
Cemex *	12,141	7,443
Grupo Mexico	3,992	9,270
		16,713
Telecommunication Services — 0.6%
America Movil	19,782	12,052

TOTAL MEXICO		96,773
PAKISTAN — 1.8%
Energy — 1.2%
Oil & Gas Development	10,465	13,799
Pakistan Petroleum	7,376	10,922
		24,721

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Fauji Fertilizer	11,972	$13,117
TOTAL PAKISTAN		37,838
PERU — 1.1%
Financials — 0.8%
Credicorp	105	16,204

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR *	502	5,999
TOTAL PERU		22,203
PHILIPPINES — 1.6%
Consumer Staples — 0.2%
Universal Robina	1,150	5,084

Financials — 0.6%
Ayala	315	5,685
Ayala Land	9,000	7,422
		13,107
Industrials — 0.6%
International Container Terminal Services	3,777	4,937
SM Investments	340	6,988
		11,925
Telecommunication Services — 0.2%
Globe Telecom	80	4,034

TOTAL PHILIPPINES		34,150

POLAND — 1.2%
Energy — 0.4%
Polski Koncern Naftowy ORLEN	466	8,123

Financials — 0.8%
Bank Pekao	130	4,498
Powszechna Kasa Oszczednosci Bank Polski	698	4,102
Powszechny Zaklad Ubezpieczen	1,098	7,913
		16,513
TOTAL POLAND		24,636

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 6.1%
Consumer Staples — 0.7%
Magnit PJSC GDR	463	$15,381

Energy — 3.6%
Gazprom PJSC	9,824	21,456
Lukoil PJSC	569	23,908
Novatek OAO	1,100	11,152
Rosneft PJSC	1,064	5,497
Tatneft *	2,482	12,881
		74,894
Financials — 1.2%
Sberbank of Russia PJSC	9,698	20,192
VTB Bank PJSC	4,583,252	4,879
		25,071
Materials — 0.6%
MMC Norilsk Nickel *	88	11,765

TOTAL RUSSIA		127,111
SOUTH AFRICA — 1.6%
Consumer Discretionary — 0.8%
Naspers, Cl N	77	11,777
Steinhoff International Holdings	506	2,912
		14,689
Financials — 0.5%
Remgro	634	11,025

Information Technology — 0.3%
Sasol	244	6,617

TOTAL SOUTH AFRICA		32,331
TAIWAN — 2.1%
Energy — 0.2%
Formosa Petrochemical	1,447	3,925

Information Technology — 0.8%
Taiwan Semiconductor Manufacturing	3,163	15,933

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.1%
Formosa Chemicals & Fibre	2,556	$6,418
Formosa Plastics	3,312	7,987
Nan Ya Plastics	4,403	8,326
		22,731
TOTAL TAIWAN		42,589
THAILAND — 1.8%
Consumer Staples — 0.3%
CP ALL	4,096	5,857

Energy — 0.6%
PTT	865	7,705
Thai Oil	3,342	5,706
		13,411
Health Care — 0.2%
Bumrungrad Hospital	824	4,280

Industrials — 0.3%
Airports of Thailand	470	5,216

Telecommunication Services — 0.4%
Advanced Info Service	1,805	8,116

TOTAL THAILAND		36,880
TURKEY — 3.0%
Consumer Discretionary — 0.3%
Arcelik	986	6,491

Consumer Staples — 0.5%
BIM Birlesik Magazalar	496	9,668

Energy — 0.5%
Tupras Turkiye Petrol Rafinerileri	505	11,195

Financials — 0.8%
Akbank	2,892	8,277
Turkiye Garanti Bankasi	3,481	9,175
		17,452

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
KOC Holding	2,195	$10,015

Telecommunication Services — 0.4%
Turkcell Iletisim Hizmetleri	2,250	8,270

TOTAL TURKEY		63,091
UNITED ARAB EMIRATES — 0.6%
Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	1,164	1,917
Emaar Properties PJSC	5,130	8,659
First Gulf Bank PJSC	534	1,832
		12,408
Telecommunication Services — 0.0%
Emirates Telecommunications Group PJSC	186	960

TOTAL UNITED ARAB EMIRATES		13,368
TOTAL COMMON STOCK
(Cost $1,781,610)		1,649,915
OTHER INVESTMENT COMPANY — 16.4%
KraneShares Bosera MSCI China A ETF **	12,342	340,145
TOTAL OTHER INVESTMENT COMPANY
(Cost $472,194)		340,145
PREFERRED STOCK(C) — 2.4%
BRAZIL—2.4%
Energy — 0.4%
Petroleo Brasileiro*	3,200	9,369
Financials — 1.7%
Banco Bradesco	1,584	12,444
Itau Unibanco Holding	1,520	14,357
Itausa - Investimentos Itau	3,336	7,810
		34,611
Telecommunication Services — 0.3%
Telefonica Brasil	500	6,839
TOTAL BRAZIL		50,819
TOTAL PREFERRED STOCK
(Cost $58,844)		50,819
TOTAL INVESTMENTS — 98.3%
(Cost $2,312,648)†		$2,040,879

Percentages are based on Net Assets of $2,075,240

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

**	Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2016 are as follows:

Change in
Value of			Unrealized		Value of	Balance of
Shares as	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
of 3/31/16	at Cost	from Sales	(Depreciation)	Gain (Loss)	6/30/16	as of 6/30/16	Income
KraneShares Bosera MSCI China A Share ETF
$355,203	$91,379	$(74,186)	$15,658	$(47,909)	$340,145	12,342	$-

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2016 was $90 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2016 was $90 and represents 0.0% of Net Assets.
(C)	Rates not available for international preferred securities.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International

Schedule of Investments (unaudited)	June 30, 2016

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$91,155	$—	$—	$91,155
Chile	23,108	—	—	23,108
China
Consumer Discretionary	29,062	—	—	29,062
Consumer Staples	4,670	—	—	4,670
Energy	40,908	—	—	40,908
Financials	132,145	—	—	132,145
Health Care	5,080	—	—	5,080
Industrials	33,449	—	—	33,449
Information Technology	131,769	—	90	131,859
Telecommunication Services	33,961	—	—	33,961
Utilities	9,930	—	—	9,930
Colombia	29,092	—	—	29,092
Czech Republic	12,689	—	—	12,689
Egypt	45,330	—	—	45,330
Hong Kong	21,088	—	—	21,088
Hungary	4,693	—	—	4,693
India	315,219	—	—	315,219
Indonesia	121,616	—	—	121,616
Malaysia	33,891	—	—	33,891
Mexico	96,773	—	—	96,773
Pakistan	37,838	—	—	37,838
Peru	22,203	—	—	22,203
Philippines	34,150	—	—	34,150
Poland	24,636	—	—	24,636
Russia	127,111	—	—	127,111
South Africa	32,331	—	—	32,331
Taiwan	42,589	—	—	42,589
Thailand	36,880	—	—	36,880
Turkey	63,091	—	—	63,091
United Arab Emirates	13,368	—	—	13,368
Total Common Stock	1,649,825	—	90	1,649,915
Other Investment Company	340,145	—	—	340,145
Preferred Stock	50,819	—	—	50,819
Total Investments in Securities	$2,040,789	$—	$90	$2,040,879

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

† At June 30, 2016, the tax basis cost of the Fund’s investments was $2,312,648, and the unrealized appreciation and depreciation were $85,579 and $(357,348), respectively.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0300

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 29, 2016

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer
Date: August 29, 2016